Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment
At original cost	$ 5,003,910	$ 4,582,764
Accumulated depreciation and amortization	(1,331,182)	(1,268,319)
Net property, plant and equipment	3,672,728	3,314,445
Current Assets
Cash and cash equivalents	6,733	8,811
Receivables
Accounts receivable	276,358	222,253
Gas costs and other regulatory assets	5,797	3,752
Unbilled revenues	102,560	96,314
Allowance for doubtful accounts	(26,224)	(23,341)
Net receivables	358,491	298,978
Materials and supplies—principally at average cost	21,402	23,647
Storage gas	211,443	333,602
Prepaid taxes	48,726	66,578
Other prepayments	32,850	34,269
Derivatives	22,933	18,331
Assets held for sale	22,906	0
Other	23,057	24,635
Total current assets	748,541	808,851
Deferred Charges and Other Assets
Gas costs	190,676	191,346
Pension and other post-retirement benefits	212,041	192,981
Other	80,018	71,638
Prepaid post-retirement benefits	138,629	96,385
Derivatives	32,132	18,739
Investments in direct financing leases, capital leases	35,234	18,159
Investments in unconsolidated affiliates	136,884	100,528
Other	14,476	16,763
Total deferred charges and other assets	840,090	706,539
Total Assets	5,261,359	4,829,835
Capitalization
Common shareholders’ equity	1,243,247	1,246,576
Washington Gas Light Company preferred stock	28,173	28,173
Long-term debt	944,201	679,228
Total capitalization	2,215,621	1,953,977
Current Liabilities
Current maturities of long-term debt	25,000	20,000
Notes payable	332,000	453,500
Accounts payable and other accrued liabilities	325,146	313,221
Wages payable	21,091	19,995
Accrued interest	7,835	3,488
Dividends declared	23,377	22,449
Customer deposits and advance payments	88,897	68,318
Gas costs and other regulatory liabilities	34,551	22,563
Accrued taxes	13,867	14,133
Derivatives	63,504	48,555
Liabilities held for sale	1,621	0
Other	46,025	34,063
Total current liabilities	982,914	1,020,285
Deferred Credits
Unamortized investment tax credits	135,673	99,351
Deferred income taxes	672,963	634,244
Accrued pensions and benefits	176,128	120,446
Asset retirement obligations	200,732	175,203
Regulatory liabilities
Accrued asset removal costs	325,496	327,388
Other post-retirement benefits	104,382	86,428
Other	17,067	17,588
Derivatives	322,259	294,745
Other	108,124	100,180
Total deferred credits	$ 2,062,824	$ 1,855,573
Commitments and Contingencies (Note 13)
Total Capitalization and Liabilities	$ 5,261,359	$ 4,829,835
Washington Gas Light Company
Property, Plant and Equipment
At original cost	4,521,535	4,250,194
Accumulated depreciation and amortization	(1,278,089)	(1,228,130)
Net property, plant and equipment	3,243,446	3,022,064
Current Assets
Cash and cash equivalents	1	1,060
Receivables
Accounts receivable	126,356	121,419
Gas costs and other regulatory assets	5,797	3,752
Unbilled revenues	21,027	20,881
Allowance for doubtful accounts	(19,254)	(19,209)
Net receivables	133,926	126,843
Materials and supplies—principally at average cost	21,356	23,600
Storage gas	94,489	156,083
Prepaid taxes	30,365	16,137
Other prepayments	11,899	14,272
Receivables from associated companies	3,176	4,821
Derivatives	4,588	3,884
Assets held for sale	22,906	0
Total current assets	322,706	346,700
Deferred Charges and Other Assets
Gas costs	190,676	191,346
Pension and other post-retirement benefits	210,811	191,896
Other	79,946	71,584
Prepaid post-retirement benefits	137,754	95,660
Derivatives	13,155	9,455
Other	5,638	13,457
Total deferred charges and other assets	637,980	573,398
Total Assets	4,204,132	3,942,162
Capitalization
Common shareholders’ equity	1,081,292	1,050,166
Washington Gas Light Company preferred stock	28,173	28,173
Long-term debt	695,885	679,228
Total capitalization	1,805,350	1,757,567
Current Liabilities
Current maturities of long-term debt	25,000	20,000
Notes payable	89,000	89,000
Accounts payable and other accrued liabilities	159,280	176,467
Wages payable	19,456	18,290
Accrued interest	4,023	3,488
Dividends declared	20,269	19,722
Customer deposits and advance payments	88,450	68,318
Gas costs and other regulatory liabilities	34,551	22,563
Accrued taxes	11,659	24,610
Payables to associated companies	68,623	54,685
Derivatives	33,856	33,858
Liabilities held for sale	1,621	0
Other	7,013	7,199
Total current liabilities	562,801	538,200
Deferred Credits
Unamortized investment tax credits	5,646	6,479
Deferred income taxes	668,764	597,030
Accrued pensions and benefits	174,318	118,954
Asset retirement obligations	198,938	173,775
Regulatory liabilities
Accrued asset removal costs	325,496	327,388
Other post-retirement benefits	103,683	85,814
Other	17,067	17,588
Derivatives	269,661	260,789
Other	72,408	58,578
Total deferred credits	$ 1,835,981	$ 1,646,395
Commitments and Contingencies (Note 13)
Total Capitalization and Liabilities	$ 4,204,132	$ 3,942,162